Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$372,028.14

Principal:
Principal Collections	$8,537,610.17
Prepayments in Full	$3,393,313.85
Liquidation Proceeds	$17,804.11
Recoveries	$55,938.73
Sub Total	$12,004,666.86
Collections	$12,376,695.00

Purchase Amounts:
Purchase Amounts Related to Principal	$30,443.55
Purchase Amounts Related to Interest	$172.32
Sub Total	$30,615.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,407,310.87

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	43
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,407,310.87
Servicing Fee	$137,200.09	$137,200.09	$0.00	$0.00	$12,270,110.78
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,270,110.78
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,270,110.78
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,270,110.78
Interest - Class A-4 Notes	$105,711.05	$105,711.05	$0.00	$0.00	$12,164,399.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,164,399.73
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$12,114,166.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,114,166.73
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$12,076,681.06
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,076,681.06
Regular Principal Payment	$11,278,751.14	$11,278,751.14	$0.00	$0.00	$797,929.92
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$797,929.92
Residual Released to Depositor	$0.00	$797,929.92	$0.00	$0.00	$0.00

Total		$12,407,310.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,278,751.14
Total					$11,278,751.14
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,278,751.14	$118.67	$105,711.05	$1.11	$11,384,462.19	$119.78
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$11,278,751.14	$10.71	$193,429.72	$0.18	$11,472,180.86	$10.89

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$81,316,194.43	0.8555997	$70,037,443.29	0.7369260
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$133,896,194.43	0.1271992	$122,617,443.29	0.1164845

Pool Information
Weighted Average APR	2.707%	2.724%
Weighted Average Remaining Term	23.14	22.44
Number of Receivables Outstanding	12,984	12,495
Pool Balance	$164,640,103.86	$152,511,157.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$154,949,383.16	$143,670,632.02
Pool Factor	0.1436413	0.1330593

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$8,840,525.86
Targeted Overcollateralization Amount	$29,893,714.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$29,893,714.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		37	$149,774.30
(Recoveries)		38	$55,938.73
Net Loss for Current Collection Period			$93,835.57
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6839%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			(0.2698)%
Second Prior Collection Period			0.8075%
Prior Collection Period			(0.1377)%
Current Collection Period			0.7101%
Four Month Average (Current and Prior Three Collection Periods)			0.2775%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,577	$6,180,299.70
(Cumulative Recoveries)			$1,782,213.80
Cumulative Net Loss for All Collection Periods			$4,398,085.90
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3837%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,919.02
Average Net Loss for Receivables that have experienced a Realized Loss			$2,788.89

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.79%	150	$2,735,132.43
61-90 Days Delinquent	0.25%	22	$374,561.50
91-120 Days Delinquent	0.12%	10	$188,301.22
Over 120 Days Delinquent	0.25%	17	$382,810.91
Total Delinquent Receivables	2.41%	199	$3,680,806.06

Repossession Inventory:
Repossessed in the Current Collection Period		6	$101,396.73
Total Repossessed Inventory		11	$217,247.56

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2898%
Prior Collection Period			0.4236%
Current Collection Period			0.3922%
Three Month Average			0.3685%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6201%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2025
Payment Date	8/15/2025
Transaction Month	43

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	46	$784,664.27
2 Months Extended	72	$1,397,736.62
3+ Months Extended	14	$280,205.83

Total Receivables Extended	132	$2,462,606.72
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer